Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Fair value measurement, GAAP hierarchy

Level	Measurement
1	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
2

Inputs are other than quoted prices that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

3	Inputs are unobservable for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

Sunlight follows this hierarchy for its financial instruments, with classifications based on the lowest level of input that is significant to the fair value measurement. The following summarizes Sunlight’s financial instruments hierarchy at December 31, 2021:

Level	Financial Instrument	Measurement
1	Cash and cash equivalents and restricted cash	Estimates of fair value are measured using observable, quoted market prices, or Level 1 inputs
	Public Warrants	Estimates of fair value are measured using observable, quoted market prices of Sunlight’s warrants.
3	Loans and loan participations, held-for-investment	Estimated fair value is generally determined by discounting the expected future cash flows using inputs such as discount rates.
	Contract derivative	Estimated fair value based upon discounted expected future cash flows arising from the contract.
Private Placement Warrants

Estimated fair value based upon quarterly valuation estimates of warrant instruments, based upon quoted prices of Sunlight’s Class A shares and warrants thereon as well as fair value inputs provided by an independent valuation firm.

Cash and cash equivalents

	Successor	Predecessor
	December 31,	December 31,
	2021	2020
Cash and cash equivalents	$91,882	$49,583
Restricted cash and cash equivalents	2,018	3,122
Total cash, cash equivalents, and restricted cash shown in the Consolidated Statement of Cash Flows	$93,900	$52,705

Restricted cash

	Successor	Predecessor
	December 31,	December 31,
	2021	2020
Cash and cash equivalents	$91,882	$49,583
Restricted cash and cash equivalents	2,018	3,122
Total cash, cash equivalents, and restricted cash shown in the Consolidated Statement of Cash Flows	$93,900	$52,705

Overall risk tiers

1	Low Risk

The counterparty has demonstrated low risk characteristics. The counterparty is a well-established company within the applicable industry, with low commercial credit risk, excellent reputational risk (e.g. online ratings, low complaint levels), and an excellent financial risk assessment.

2	Low-to- Medium Risk

The counterparty has demonstrated low to medium risk characteristics. The counterparty is a well-established company within the applicable industry, with low to medium commercial credit risk, excellent to above average reputational risk (e.g. online ratings, lower complaint levels), and/or an excellent to above average financial risk assessment.

3	Medium Risk

The counterparty has demonstrated medium risk characteristics. The counterparty may be a less established company within the applicable industry than risk tier “1” or “2”, with medium commercial credit risk, excellent to average reputational risk (e.g., online ratings, average complaint levels), and/or an excellent to average financial risk assessment.

4	Medium- to-High Risk

The counterparty has demonstrated medium to high risk characteristics. The counterparty is likely to be a less established company within the applicable industry than risk tiers “1” through “3,” with medium to high commercial credit risk, excellent to below average reputational risk (e.g. online ratings, higher complaint levels), and/or an excellent to below average financial risk assessment.

5	Higher Risk

The counterparty has demonstrated higher risk characteristics. The counterparty is a less established company within the applicable industry, with higher commercial credit risk, and/or below average reputational risk (e.g. online ratings, higher complaint levels), and/or below average financial risk assessment. Tier “5” advance approvals will be approved on an exception basis.

Changes in Carrying Value of Goodwill

July 9, 2021 (Successor)
Goodwill	$670,014
Accumulated impairment losses	—
670,014
Impairment losses	(224,701)
Other(a)	443
December 31, 2021 (Successor)
Goodwill	670,457
Accumulated impairment losses	(224,701)
$445,756
(a)	Reflects purchase price adjustments related to deferred tax liabilities created at the Closing Date of the Business Combination.

Intangible assets acquired

	Estimated Useful Life		Carrying Value
	(in Years)		Successor	Predecessor
			December 31,	December 31,
Asset	Successor	Predecessor	2021	2020
Contractor relationships(a)	11.5	n.a.	$350,000	$—
Capital provider relationships(b)	0.8	n.a.	43,000	—
Trademarks/ trade names(c)	10.0	n.a.	7,900	—
Developed technology(d)	3.0 — 5.0	1.0 — 3.0	8,193	11,775
			409,093	11,775
Accumulated amortization(e)(f)(g)			(43,254)	(7,242)
			$365,839	$4,533
(a)	Represents the value of existing contractor relationships of Sunlight estimated using a multi-period excess earnings methodology.
(b)	Represents the value of existing relationships with the banks that may be estimated by applying a with-and-without methodology.
(c)	Represents the trade names that Sunlight originated or acquired and valued using a relief-from-royalty method.
(d)	Represents technology developed by Sunlight for the purpose of generating income for Sunlight, and valued using a replacement cost method.
(e)	Amounts include $8.2 million and $11.8 million of capitalized internally developed software costs at December 31, 2021 and December 31, 2020, respectively.
(f)	Includes amortization expense of $43.3 million for the period July 10, 2021 through December 31, 2021, $1.4 million, for the period January 1, 2021 through July 9, 2021, and $2.9 million for the year ended December 31, 2020, respectively.
(g)	At December 31, 2021, the approximate aggregate annual amortization expense for definite-lived intangible assets, including capitalized internally developed software costs as a component of capitalized developed technology are as follows:

	Developed	Other Identified
	Technology	Intangible Assets	Total
2022	$1,838	$46,648	$48,486
2023	1,838	31,199	33,037
2024	1,739	31,285	33,024
2025	1,340	31,199	32,539
2026	694	31,199	31,893
Thereafter	—	186,860	186,860
	$7,449	$358,390	$365,839

Property and equipment

	Estimated Useful Life		Carrying Value
	(in Years)		Successor	Predecessor
			December 31,	December 31,
Asset Category	Successor	Predecessor	2021	2020
Furniture, fixtures, and equipment	5	7	$1,020	$555
Computer hardware	5	5	1,108	868
Computer software	1—3	1—3	250	197
Leasehold improvements	Shorter of life of improvement or lease term		2,829	421
			5,207	2,041
Accumulated amortization and depreciation(a)			(1,138)	(849)
			$4,069	$1,192
(a)	Includes depreciation expense of $0.2 million for the period July 10, 2021 through December 31, 2021, $0.2 million, for the period January 1, 2021 through July 9, 2021, and $0.3 million for the year ended December 31, 2020, respectively.

Disaggregation of revenue

	Successor	Predecessor
	For the Period	For the Period	For the Year
	July 10, 2021	January 1,	Ended
	to December	2021 to July 9,	December 31,
	31, 2021	2021	2020
Platform fees, net(a)	$56,783	$50,757	$66,853
Other revenues(b)	4,891	2,307	2,711
	$61,674	$53,064	$69,564
(a)	Amounts presented net of variable consideration in the form of rebates to certain contractors. Includes platform fees from affiliates of $0.2 million and $0.3 million for the period January 1, 2021 through July 9, 2021, and the year ended December 31, 2020, respectively. (Note 9).
(b)	Includes loan portfolio management, administration, and other ancillary fees Sunlight earns that are incidental to its primary operations. Sunlight earned $0.1 million for the period July 10, 2021 through December 31, 2021, $0.1 million for the period January 1, 2021 through July 9, 2021, and $0.2 million for the year ended December 31, 2020, respectively, in administrative fees from an affiliate. (Note 9).

Estimate of fair value of consideration transferred and purchase price allocation

The following is an estimate of the fair value of consideration transferred and a preliminary purchase price allocation in connection with the Business Combination:

Amount
Purchase Consideration
Equity consideration paid to existing Sunlight Financial LLC ownership in Class A Common Stock, net(a)	$357,800
Rollover of Sunlight Financial LLC historical warrants	2,499
Cash consideration to existing Sunlight Financial LLC interests, net(b)	296,281
Cash paid for seller transaction costs	8,289
$664,869
Fair Value of Net Assets Acquired
Cash and cash equivalents	$59,786
Restricted cash	3,844
Advances	42,622
Financing receivables	5,117
Goodwill(c)	670,457
Intangible assets(d)	407,600
Property and equipment	1,047
Due from affiliates	1,839
Other assets	4,561
Accounts payable and accrued expenses	(19,210)
Funding commitments	(21,485)
Debt	(20,613)
Due to affiliates	(761)
Warrants, at fair value	—
Deferred tax liability	(42,212)
Other liabilities	(512)
Fair value of noncontrolling interests(e)	(427,211)
$664,869

(a)	Equity consideration paid to Blocker Holders consisted of the following:

Common Class A shares	38,151,192
Fair value per share	$9.46
Equity consideration paid to existing Blocker Holders	$360,910
Acceleration of post business combination expense	(3,110)
Equity consideration paid to Sellers, net	$357,800

(b)	Net of $0.0 million acceleration of post business combination expense.
(c)	Goodwill, as a component of the step-up in tax basis from the Business Combination, is tax deductible for the Company.
(d)	The fair value of the definite-lived intangible assets is as follows:

	Weighted Average
	Useful Lives
	(in Years)	Fair Value
Contractor relationships	11.5	$350,000
Capital provider relationships	0.8	43,000
Trademarks/ trade names	10.0	7,900
Developed technology	5.0	6,700
		$407,600

(e)	Noncontrolling interests represent the 34.9% ownership in Sunlight Financial LLC not owned by the Sunlight Financial Holdings Inc. as of the Closing Date. The fair value of the noncontrolling interests follows:

Common Class EX units	46,216,054
Fair value per unit	$9.46
Fair value of Class EX units	$437,204
Less: Postcombination compensation expenses	(9,993)
Noncontrolling interests	$427,211

Pro forma operating results

	For the Year Ended December 31,
	2021	2020
Total revenues	$114,738	$69,564
Net income (loss) before income taxes	(217,023)	(99,905)
Income tax benefit (expense)	3,038	15,138
Noncontrolling interests	75,646	34,824
Net income (loss) attributable to Common Class A shareholders	(138,338)	(49,944)